VANECK EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.6%
Argentina: 4.6%
Globant SA (USD) *	280	$45,923
MercadoLibre, Inc. (USD) *	150	197,709
		243,632
Brazil: 5.7%
NU Holdings Ltd. (USD) *	11,000	52,360
Rede D’Or Sao Luiz SA 144A *	15,000	62,859
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	70,000	184,376
		299,595
China: 36.1%
Ganfeng Lithium Group Co. Ltd.	13,720	132,893
JD.com, Inc. (HKD)	1,300	28,387
KE Holdings, Inc. (ADR) *	10,600	199,704
Meituan (HKD) 144A *	130	2,358
Ming Yang Smart Energy Group Ltd.	13,000	42,651
NetEase, Inc. (HKD)	6,000	105,917
Pharmaron Beijing Co. Ltd. (HKD) 144A	6,500	27,203
Ping An Bank Co. Ltd.	65,000	118,425
Prosus NV (EUR)	3,900	305,386
Shanghai Baosight Software Co. Ltd.	6,400	54,233
Shenzhen Inovance Technology Co. Ltd.	12,000	122,914
Shenzhou International Group Holdings Ltd. (HKD)	14,200	148,960
Sungrow Power Supply Co. Ltd.	6,800	103,970
Tencent Holdings Ltd. (HKD)	1,300	63,530
Wuxi Biologics Cayman, Inc. (HKD) 144A *	18,000	110,915
Wuxi Shangji Automation Co. Ltd.	7,200	107,098
Zai Lab Ltd. (HKD) *	15,000	49,989
Zhejiang Huayou Cobalt Co. Ltd.	7,900	63,291
Zhejiang Supcon Technology Co. Ltd. *	9,000	136,464
		1,924,288
Egypt: 1.4%
Commercial International Bank Egypt SAE	45,132	74,699
Greece: 1.7%
Eurobank Ergasias Services and Holdings SA *	70,000	92,749
Hungary: 1.1%
OTP Bank Nyrt	2,000	57,099
India: 11.6%
Cholamandalam Investment and Finance Co. Ltd.	7,000	64,931
Delhivery Ltd. *	8,000	32,113
HDFC Bank Ltd.	9,000	176,959
	Number of Shares	Value
India (continued)
Reliance Industries Ltd.	12,000	$341,200
		615,203
Indonesia: 1.7%
Bank Rakyat Indonesia Persero Tbk PT	280,000	88,719
Kazakhstan: 6.1%
Kaspi.kz JSC (USD) (GDR)	4,300	324,650
Philippines: 3.0%
International Container Terminal Services, Inc.	41,000	160,982
Poland: 2.2%
InPost SA (EUR) *	13,000	118,890
South Africa: 1.3%
Bid Corp. Ltd.	3,000	67,144
South Korea: 5.1%
LG Chem Ltd.	380	208,694
Samsung Biologics Co. Ltd. 144A *	105	63,647
		272,341
Taiwan: 8.0%
MediaTek, Inc.	4,000	103,704
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	315,443
		419,147
Turkey: 3.0%
KOC Holding AS	40,000	159,777
United Arab Emirates: 0.3%
Americana Restaurants International Plc *	13,600	14,109
United Kingdom: 1.7%
ReNew Energy Global Plc (USD) * †	16,000	89,920
Total Common Stocks (Cost: $5,235,948)		5,022,944

PREFERRED SECURITIES: 4.5%
Brazil: 0.6%
Raizen SA	55,000	30,927
South Korea: 3.9%
Samsung Electronics Co. Ltd.	5,000	208,073
Total Preferred Securities (Cost: $343,072)		239,000

MONEY MARKET FUND: 1.3% (Cost: $68,816)
Invesco Treasury Portfolio - Institutional Class	68,816	68,816

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $5,647,836)		5,330,760

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VANECK EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2%
Money Market Fund: 1.2% (Cost: $62,178)
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	62,178	$62,178
Total Investments: 101.6% (Cost: $5,710,014)		5,392,938
Liabilities in excess of other assets: (1.6)%		(87,301)
NET ASSETS: 100.0%		$5,305,637

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $58,004.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $266,982, or 5.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	%of Investments	Value
Information Technology	22.3%	$1,188,490
Industrials	19.4	1,032,771
Financials	13.6	725,941
Consumer Discretionary	13.1	696,909
Materials	7.6	404,878
Energy	7.0	372,127
Health Care	5.9	314,613
Real Estate	3.7	199,704
Communication Services	3.2	169,447
Utilities	1.7	89,920
Consumer Staples	1.2	67,144
Money Market Fund	1.3	68,816
	100.0%	$5,330,760
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